Common Stock	12 Months Ended
Dec. 31, 2022
Common Stock [Abstract]
COMMON STOCK

NOTE 9 - COMMON STOCK

During the year ended December 31, 2021, Diamond Investments converted $110,250 of principal and $5,059 of interest, into 29,954,167 shares of common stock.

During the year ended December 31, 2021, Granite Global Value converted $229,798 and $43,164 of principal and interest, respectively, into 340,735,898 shares of common stock.

During the year ended December 31, 2021, Power Up Lending Group LTD converted $321,475 and $14,613 of principal and interest, respectively, into 37,976,371 shares of common stock.

During the year ended December 31, 2021, the Company issued 43,478,695 shares of common stock for the conversion of warrants.

During the year ended December 31, 2021, the Company sold 413,800,000 shares of common stock for total cash proceeds of $3,103,500. The shares were sold pursuant to its Tier 2 of Regulation A Offering Statement.

During Q1 2022, Granite Global Value converted $152,880 of principal and interest into 16,146,666 shares of common stock.

During Q1 2022, the Company issued 70,128,204 shares of common stock for the conversion of warrants.

During Q1 2022, the Company sold 114,000,000 shares of common stock for total cash proceeds of $855,000. The shares were sold pursuant to its Tier 2 of Regulation A Offering Statement.

During Q1 and Q2  2022, Power Up Lending Group LTD converted $274,850 of principal and interest into 27,332,996 shares of common stock.